INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

(US $ millions)	Cost	Accumulated Amortization	Net Book Value
December 31, 2017	$44	$(20)	$24
Additions	1	(3)	(2)
Effect of foreign exchange	(2)	—	(2)
December 31, 2018	43	(23)	20
Additions	3	(3)	—
Disposals	(2)	2	—
Transfers	1	—	1
December 31, 2019	$45	$(24)	$21